Preferred, Common stock and Additional paid in capital - Share repurchase plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2010	Jun. 30, 2012	Aug. 10, 2011 Reinstatement Of Share Repurchase Plan [Member]	Jun. 30, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]
Share repurchase plan - authorized amount	$ 30,000		$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				925,957	0
Repurchase of common shares		861
Share repurchase plan - remaining authorized amount		$ 2,100